Other investments	12 Months Ended
Jun. 30, 2023
Other investments
Other investments

17 Other investments

	As at June 30,
	2022	2023
	RMB’000	RMB’000
Financial assets measured at FVTPL:
Non-current
- Investment in an unlisted enterprise	—	73,870

Current
- Investments in trust investment schemes	208,649	205,329
- Others	1,874	—
	210,523	205,329

In December 2020, the Group invested in a trust investment scheme (“Trust Scheme A”) established and managed by a trust company as the trustee with the principal of RMB100,000,000 and an initial investment period of within one year. The Group subsequently extended the investment period to September 2023. Pursuant to the agreement, the Trust Scheme A is designated to make the majority of its investments in debt securities, while the principal and return of the investment are not guaranteed. Fair value of this investment as of June 30, 2022 and 2023 was estimated to be RMB103,537,000 and RMB101,600,000, respectively.

In July 2021, the Group invested in another trust investment scheme (“Trust Scheme B”) established and managed by a trust company as the trustee with the principal of RMB100,000,000 and an initial investment period of within one year. The Group subsequently extended the investment period to July 2023. Pursuant to the agreement, the Trust Scheme B is designated to make the majority of its investments in debt securities, while the principal and return of the investment are not guaranteed. Fair value of this investment as of June 30, 2022 and 2023 was estimated to be RMB105,112,000 and RMB103,729,000, respectively.

In June 2023, the Group invested in an unlisted limited partnership enterprise (the “Partnership Enterprise”) with consideration of USD10,409,000 (equivalent to RMB73,870,000). The Partnership Enterprise is specialized in equity investment. The Group has an intention of holding such investments as long-term investments. According to the partnership agreement, the Partnership Enterprise is managed by its general partner. The Group participates in the Partnership Enterprise as one of the limited partners who does not have power on selection nor removal of assets manager or general partner of the Partnership Enterprise. In addition, the Group does not have any right on making operating, investing and financing decision of the Partnership Enterprise. The director is of the opinion that the Group does not have any control nor significant influence to affect the variable returns through its investment in the Partnership Enterprise and therefore this investment is accounted for as financial assets measured at FVTPL. The fair value of this investment as at June 30, 2023 was measured with reference to recent transaction price.

Information about the Group’s exposure to credit and market risks, and fair value measurement, is included in Note 29.